Inventories, Net	12 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Inventories, net

(6) Inventories, net

Inventories are stated at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis and, in the case of work in progress and finished goods, comprises direct materials, direct labour and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

The components of inventories were as follows:

	As of June 30,
	2024	2023
	$	$
Raw materials	2,983,737	4,167,531
Work in progress	663,644	518,352
Finished goods	1,331,848	1,606,296
Total inventories, gross	4,979,229	6,292,179
Inventories impairment	(1,263,735)	(732,897)
Total inventories, net	3,715,494	5,559,282

Inventories impairment consists of the following:

	For the years ended June 30,
	2024	2023	2022
	$	$	$
Beginning balance	(732,897)	(655,783)	(613,831)
Addition	(564,020)	(133,218)	(71,143)
Write-offs	27,596	-	(4,470)
Foreign currency exchange effect	5,586	56,104	33,661
Ending balance	(1,263,735)	(732,897)	(655,783)